Income Taxes - Sources of Income Before Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
U.S.	$ 682,062	$ 725,603	$ 710,327
Foreign	55,614	77,041	79,563
Total	$ 737,676	$ 802,644	$ 789,890